Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	₨ 665,906.2	$ 10,227.4	₨ 187,653.3